Components of Property Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 1,485.3	$ 1,410.8
Less accumulated depreciation	(848.1)	(811.0)	(729.4)
Property plant and equipment, net		674.3	681.4
Construction in progress		50.6	108.5
Total property, plant and equipment, net	621.1	724.9	789.9
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		5.9	6.1
Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		26.7	17.2
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		245.8	238.5
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 1,206.9	$ 1,149.0